Acquisition	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Acquisition
4.	Acquisition

(i)     Acquisition of SVG and Wide Angle

On January 30, 2017, the Company entered into a Securities Purchase Agreement (the “Sun Video SPA”) with BT Capital Global Limited, a British Virgin Islands company (“BT”) which is controlled by Company’s Chairman Bruno Wu, for the purchase by SSC of all of the outstanding capital stock of Sun Video Group Hong Kong Limited, a Hong Kong corporation (“SVG”), for an aggregate purchase price of $800,000 and a $50 million Promissory Note (the “SVG Note”) with the principal and interest thereon convertible into shares of the Company’s common stock at a conversion rate of $1.50 per share. BT has guaranteed that SVG will achieve certain financial goals within 12 months of the closing. Until receipt of necessary shareholder approvals, the SVG Note is not convertible into shares of our common stock, but once the necessary shareholder approval is received, the unpaid principal and interest thereon will automatically convert. Under the terms of the Sun Video SPA, BT has guaranteed that the business of SVG and its subsidiaries (the “Sun Video Business”) shall achieve revenue of $250 million and $15 million of gross profit (collectively the “Performance Guarantees”) within 12 months of the closing. If the Sun Video Business fails to meet either of the Performance Guarantees within such time, BT shall forfeit back to the Company the shares of the Company’s common stock or the SVG Note, on a pro rata basis based on the Performance Guarantee for which the Sun Video Business achieves the lowest percentage of the respective amount guaranteed.

In addition, if the Sun Video Business achieves more than $50 million in cumulative net income within 3 years of closing, (the “Net Income Threshold”), the Company shall pay BT 50% of the amount of any cumulative net income above the Net Income Threshold. Profit share payments shall be made on an annual basis, in either cash or stock at the discretion of our Board of Directors. If the Board decides to make the payment in stock, the number of our shares of common stock to be awarded shall be calculated based on the market price of such shares.

After the acquisition SVG, the Company changed its name to Wecast Services Group Limited, and is therefore also referred to herein as Wecast Services.

On January 31, 2017, the Company entered into a Securities Purchase Agreement (the “Wide Angle SPA”) with BT and Sun Seven Stars Media Group Limited, a Hong Kong company (“SSS”), one of the Company’s largest shareholders, controlled by our Chairman Bruno Wu, as guarantor, for the purchase by the Company of 55% of the outstanding capital stock of Wide Angle for the sole consideration of the Company adding Wide Angle to the Sun Video Business acquired by the Company under the Sun Video SPA and thereby including 100% of the revenue and gross profit from Wide Angle in the calculation of the SVG Performance Guarantees set forth in the Sun Video SPA considering the Company has consolidated Wide Angle.

As of June 30, 2018, the Company recorded the $24.3 million SVG Note as additional paid in capital, as the Company believes that the Performance Guarantees can be met within 12 months of the closing. Considering the proceeds transferred were larger than carrying amounts of the net assets received, such $24.3 million was then recognized as a reduction to the Company’s additional paid in capital. The Company has not begun accruing any reserves relating to potential Net Income Threshold earnout payments, since the Sun Video Business is currently not close to exceeding this threshold.

(ii) Acquisition of BBD Digital Capital Group Ltd.

On December 7, 2017, the Company entered into a Securities Purchase Agreement (the “BDCG Purchase Agreement”) with Tiger Sports Media Limited, a Hong Kong limited liability company (“Tiger”) pursuant to which the Company agreed to purchase Tiger’s 20% equity ownership in BBD Digital Capital Group Ltd. (“BDCG”), a New York corporation. SSC will purchase the 20% equity from Tiger for a total purchase price of $9.8 million (the “Transaction”) which consists of $2 million in cash and $7.8 million to be paid in the form of the Company’s capital stock (valued at $2.60 per share and equal to 3 million shares of the Company’s common stock). The valuation report was received post-signing of the BDCG Purchase Agreement with both parties agreeing that there is no obligation to close the Transaction until a satisfactory valuation report has been received, evaluated and approved by the Company’s Audit Committee. On April 24, 2018, the Audit Committee approved the satisfactory valuation report provided by an independent third party and closed this transaction. The Company paid the $2 million in cash upon the execution of the BDCG Purchase Agreement and issued the 3 million shares of Company common stock upon the closing of the Transaction which is contingent upon the receipt of a valuation report satisfactory to the Audit Committee. According to the BDCG Joint Venture Agreement, Board actions shall only be valid with more than 2/3 of the directors’ approval. As the Company is only able to assign 3 directors of the 5 in the Board, it is concluded that the Company does not have control in BDCG and should use an equity method to record the investment in BDCG. After such acquisition, the Company owns 60% of BDCG. It will be consolidated once the Company changes BDCG’s article of incorporation (or that joint venture agreement) according to GAAP.

(iii) Acquisition of Shanghai GuangMing

On December 7, 2017, the Company entered into a Securities Purchase Agreement (the “GuangMing Purchase Agreement”) with Tianjin Sun Seven Stars Culture Development Co. Ltd, a PRC limited liability company (“Tianjin SSCD”) and Beijing Nanbei Huijin Investment Co., Ltd., a PRC limited liability company (“Beijing Nanbei”), pursuant to which the Company agreed to purchase Tianjin SSCD’s 80% equity ownership in Shanghai GuangMing Investment Management (“Shanghai GuangMing”), a PRC limited liability company, and Beijing Nanbei’s 20% equity ownership in Shanghai GuangMing. SSC will purchase the 100% equity for a total purchase price of $0.36 million (the “Transaction”). The fairness opinion report, which is delivered by Deloitte & Touche Financial Advisory Services Limited, has been received, evaluated and approved by the Company’s Audit Committee in April, 2018.

5. Acquisition

(i) Acquisition of SVG and Wide Angle

On January 30, 2017, the Company entered into a Securities Purchase Agreement (the “Sun Video SPA”) with BT Capital Global Limited, a British Virgin Islands company (“BT”) which is controlled by Company’s Chairman Bruno Wu, for the purchase by SSC of all of the outstanding capital stock of Sun Video Group Hong Kong Limited, a Hong Kong corporation (“SVG”), for an aggregate purchase price of $800,000 and a $50 million Promissory Note (the “SVG Note”) with the principal and interest thereon convertible into shares of the Company’s common stock at a conversion rate of $1.50 per share. BT has guaranteed that SVG will achieve certain financial goals within 12 months of the closing. Until receipt of necessary shareholder approvals, the SVG Note is not convertible into shares of our common stock, but once the necessary shareholder approval is received, the unpaid principal and interest thereon will automatically convert. Under the terms of the Sun Video SPA, BT has guaranteed that the business of SVG and its subsidiaries (the “Sun Video Business”) shall achieve revenue of $250 million and $15 million of gross profit (collectively the “Performance Guarantees”) within 12 months of the closing. If the Sun Video Business fails to meet either of the Performance Guarantees within such time, BT shall forfeit back to the Company the shares of the Company’s common stock or the SVG Note, on a pro rata basis based on the Performance Guarantee for which the Sun Video Business achieves the lowest percentage of the respective amount guaranteed.

In addition, if the Sun Video Business achieves more than $50 million in cumulative net income within 3 years of closing, (the “Net Income Threshold”), the Company shall pay BT 50% of the amount of any cumulative net income above the Net Income Threshold. Profit share payments shall be made on an annual basis, in either cash or stock at the discretion of our Board of Directors. If the Board decides to make the payment in stock, the number of our shares of common stock to be awarded shall be calculated based on the market price of such shares.

After the acquisition SVG, the Company changed its name to Wecast Services Group Limited, and is therefore also referred to herein as Wecast Services.

On January 31, 2017, the Company entered into a Securities Purchase Agreement (the “Wide Angle SPA”) with BT and Sun Seven Stars Media Group Limited, a Hong Kong company (“SSS”), one of the Company’s largest shareholders, controlled by our Chairman Bruno Wu, as guarantor, for the purchase by the Company of 55% of the outstanding capital stock of Wide Angle for the sole consideration of the Company adding Wide Angle to the Sun Video Business acquired by the Company under the Sun Video SPA and thereby including 100% of the revenue and gross profit from Wide Angle in the calculation of the SVG Performance Guarantees set forth in the Sun Video SPA considering the Company has consolidated Wide Angle.

Since the Company, Wecast Services and Wide Angle were controlled by our Chairman Bruno Wu since November 10, 2016, as well as both before and after the acquisition, this transaction was accounted for as a business combination between entities under common control by Mr. Wu. Therefore, in accordance with ASC Subtopic 805-50, the consolidated financial statements of the Company include the acquired assets and liabilities of the SVG and Wide Angle at their historical carrying amounts. In addition, the Company’s consolidated financial statements as of December 31, 2016 have been prepared as if the Wecast Services and Wide Angle had been owned by the Company since November 10, 2016 presented and the Company’s consolidated financial statements as of December 31, 2016 has been retrospectively adjusted accordingly.

As of December 31, 2017, the Company recorded the $24.3 million SVG Note as additional paid in capital based on the actual performance Considering the proceeds transferred were larger than carrying amounts of the net assets received, such $24.3 million was then recognized as a reduction to the Company’s additional paid in capital. The Company has not begun accruing any reserves relating to potential Net Income Threshold earnout payments, since the Sun Video Business is currently not close to exceeding this threshold.

(ii) Acquisition of BBD Capital

On December 7, 2017, the Company entered into a Securities Purchase Agreement (the “BBD Purchase Agreement”) with Tiger Sports Media Limited, a Hong Kong limited liability company (“Tiger”) pursuant to which the Company agreed to purchase Tiger’s 20% equity ownership in BBD Digital Capital Group Ltd. (“BBD Capital”), a New York corporation. SSC will purchase the 20% equity from Tiger for a total purchase price of $9.8 million (the “Transaction”) which consists of $2 million in cash and $7.8 million to be paid in the form of the Company’s capital stock (valued at $2.60 per share and equal to 3 million shares of the Company’s common stock). The valuation report will be received post-signing of the BBD Purchase Agreement with both parties agreeing that there is no obligation to close the Transaction until a satisfactory valuation report has been received, evaluated and approved by the Company’s Audit Committee. The Company shall pay the $2 million in cash upon the execution of the BBD Purchase Agreement and will issue the 3 million shares of Company common stock upon the closing of the Transaction which is contingent upon the receipt of a valuation report satisfactory to the Audit Committee. If the closing conditions to the Transaction are not satisfied, then Tiger has agreed to refund the $2 million cash payment to SSC within 15 days of notice from the Company. As of December 31, 2017, the Company has paid $2 million cash, however considering the deal was not closed until a satisfactory valuation report was obtained and approved by Audit Committee, and valuation report was not yet finished, the Company recorded it as prepaid expenses in its consolidated balance sheet.